[LETTERHEAD CLIFFORD CHANCE US LLP]

June 3, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 48

Investment Company Act File No. 811-21977

Amendment No. 49

Dear Sir or Madam:

On behalf of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 48 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 49 pursuant to the Investment Company Act of 1940, as amended,  on Form N-1A, relating to the PowerShares Global Wind Energy Portfolio.

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act.  We anticipate filing a subsequent filing to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going effective.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Allison M. Harlow at (212) 878-4988.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss